Long Term Debt - Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Long Term Debt - Related Parties

NOTE 3 – LONG TERM DEBT – RELATED PARTIES

In October 2018 in connection with the acquisition of Community Specialty Pharmacy, LLC a $300,000 promissory note was issued to Nikul Panchal, accruing interest a simple interest of 10%, interest payable annually, and principal payable at maturity in October 2021.

As of March 31, 2019, $122,552 and $100,000 in promissory notes was due to Mr. Prashant Patel and Mr. Suren Ajjarapu, respectively. The notes are due July 1, 2020 and each bear an interest rate of 6%.

NOTE 4 – LONG TERM DEBT

In 2017, there are $181,500 in convertible promissory notes due in May 2019 as described in Note 3.

Related Party Promissory Notes

In June 2017, the Company satisfied an outstanding promissory note, dated May 8, 2016, as amended, in the principal amount of $250,000 (the “NPR Note”), made by between the Company and NPR INVESTMENT GROUP, LLC (the “Lender”). The NPR Note included a personal guarantee from Suren Ajjarapu and Prashant Patel, who both serve on the Board of Directors of the Company and are controlling stockholders of the Company. Further, Mr. Ajjarapu is the CEO and President of the Company and Mr. Patel is Vice Chairman and Executive Director of Strategy.

In connection with the foregoing satisfaction of the NPR Note above, the Company received funds in June 2017 and entered into a promissory note agreement on July 1, 2017, whereby the Company borrowed $100,000 and $80,000 from Sansur Associates, LLC, a limited liability company controlled by Mr. Ajjarapu, and Mr. Patel, respectively (the “Promissory Notes”). The term of each of these Notes is three years and they each bear interest at 6%, which is payable annually.

The note due to Mr. Patel is $122,552. It comprises $80,000 for the NPR note, $17,280 for an existing promissory note and $25,272 assumption of credit card obligation related to business expenses of the Company.

In October 2018 in connection with the acquisition of Community Specialty Pharmacy, LLC a $300,000 promissory note was issued to Nikul Panchal, accruing interest a simple interest of 10%, interest payable annually, and principal payable at maturity on October 15, 2021.

At December 31, 2018 and 2017, total related party long term debt was $522,552 and $222,552, respectively.

Future maturities of long-term debt in the next five years are as follows:

Due in 2020	$222,552
Due in 2021	$300,000
Due in 2022	$-
Due in 2023	$-
Total Debt	$522,052